S000077137 [Member] Expense Example - Putnam BDC Income ETF - -	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 1,292
Expense Example, with Redemption, 3 Years	3,556
Expense Example, with Redemption, 5 Years	5,451
Expense Example, with Redemption, 10 Years	$ 8,949